Inventories	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	June 30,	December 31,
	2021	2020
	U.S. $ in thousands
Finished goods	$58,616	$61,297
Work-in-process	4,451	3,163
Raw materials	61,160	67,212
	$124,227	$131,672